Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party C [Member]
Related party expenses					$ 75,000	$ 0
Description for nature of transaction					Cash paid for management fee
Related Party D [Member]
Related party expenses	$ 5,600	$ 23,200	$ 21,600	$ 64,800	$ 77,600	120,400
Description for nature of transaction	Cash paid for consulting fees		Cash paid for consulting fees		Cash paid for consulting fees
Related Party D one [Member]
Related party expenses	$ 0	5,800	$ 4,000	16,200	$ 19,400	30,100
Description for nature of transaction	Cash paid for consulting and advisory fees		Cash paid for consulting and advisory fees		Cash paid for consulting and advisory fees
Related Party E [Member]
Related party expenses	$ 0	39,544	$ 0	108,808	$ 163,654	139,196
Description for nature of transaction	Cash paid for management fee		Cash paid for management fee		Cash paid for management fee
Related Party E one [Member]
Related party expenses	$ 0	20,456	$ 91,290	83,192	$ 81,917	47,304
Description for nature of transaction	Cash paid for royalty and sales commissions		Cash paid for royalty and sales commissions		Cash paid for royalty and sales commissions
Related Party F [Member]
Related party expenses			$ 420,720	0	$ 214,950	0
Description for nature of transaction			30,000 Series C preferred stock for management compensation		41,667 shares of common stock issued for advisory fee
Related Party G [Member]
Related party expenses			$ 2,511,855	0	$ 429,900	0
Description for nature of transaction			69,007 Series C preferred stock for services		83,333 shares of common stock issued for advisory fee
Related Party H [Member]
Related party expenses	$ 1,458	0	$ 16,065	0	$ 128,970	0
Description for nature of transaction	Edgar filing expense		Edgar filing expense		25,000 shares of common stock issued for advisory fee
Related Party I [Member]
Related party expenses					$ 214,950	0
Description for nature of transaction					41,667 shares of common stock issued for advisory fee
Related Party J [Member]
Related party expenses					$ 348,000	0
Description for nature of transaction					20,000 shares of Series C preferred stock for advisory fee
Related Party K [Member]
Related party expenses					$ 85,980	$ 0
Description for nature of transaction					16,666 shares of common stock issued for advisory fee
Related Party A [Member]
Related party expenses			$ 2,103,600	0
Description for nature of transaction			150,000 Series C preferred stock for consulting fee
Related Party A One [Member]
Related party expenses			$ 25,300	6,495
Description for nature of transaction			Payment operating expenses on behalf of the Company
Related Party H One [Member]
Related party expenses	$ 20,224	$ 0	$ 39,624	0
Description for nature of transaction	Professional service -accounting		Professional service - accounting
Related Party F One [Member]
Related party expenses			$ 0	348,000
Description for nature of transaction			20,000 shares of Series C preferred stock for advisory fee
Related Party A Two [Member]
Related party expenses			$ 25,000	$ 60,000
Description for nature of transaction			Repayment loan